Going Concern Analysis	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Going Concern Analysis [Abstract]
GOING CONCERN ANALYSIS

NOTE 2 – GOING CONCERN ANALYSIS

Management Plans

The Company was incorporated on September 28, 2017 and has not generated significant revenues to date. During the three months ended March 31, 2024, the Company had a net loss of $14,868,694 and negative cash flow from operating activities of $5,960,931. As of March 31, 2024, the Company’s cash balance was $88,671.

As of March 31, 2024, the Company had approximately $1.8 million of availability to sell under its shelf registration statement on Form S-3. Upon the filing of the Company’s annual report on Form 10-K on April 16, 2024, the Company’s aggregate market value of the voting and non-voting equity held by non-affiliates was below $3.0 million. As a result, the maximum amount that the Company can sell under its shelf registration statement on Form S-3 during any 12 month period is equal to one-third of the aggregate market value of the voting and non-voting equity held by non-affiliates of the Company.

On November 21, 2023, the Company received written notice from Nasdaq that we had regained compliance with the Public Float Rule. On December 29, 2023, the Company received written notice from Nasdaq that we had regained compliance with the Stockholders’ Equity Rule but will be subject to a Mandatory Panel Monitor for a period of one year.

If we are delisted from Nasdaq, but obtain a substitute listing for our common stock, it will likely be on a market with less liquidity, and therefore experience potentially more price volatility than experienced on Nasdaq. Stockholders may not be able to sell their shares of common stock on any such substitute market in the quantities, at the times, or at the prices that could potentially be available on a more liquid trading market. As a result of these factors, if our common stock is delisted from Nasdaq, the value and liquidity of our common stock, warrants and pre-funded warrants would likely be significantly adversely affected. A delisting of our common stock from Nasdaq could also adversely affect our ability to obtain financing for our operations and/or result in a loss of confidence by investors, employees and/or business partners.

The Company continues to actively pursue numerous capital raising transactions with the objective of obtaining sufficient bridge funding to meet the Company’s existing capital needs as well as more substantial capital raises to meet the Company’s longer-term needs.

In addition, factors such as stock price, volatility, trading volume, market conditions, demand and regulatory requirements may adversely affect the Company’s ability to raise capital in an efficient manner. Because of these factors, the Company believes that this creates substantial doubt with the Company’s ability to continue as a going concern.

In addition to the shelf registration, the Company has the ability to raise capital from equity or debt through private placements or public offerings pursuant to a registration statement on Form S-1. We may also secure loans from related parties.

The financial statements included in this report do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein. The Company’s ability to continue as a going concern is dependent upon the ability to complete clinical studies and implement the business plan, generate sufficient revenues and to control operating expenses. In addition, the Company is consistently focused on raising capital, strategic acquisitions and alliances, and other initiatives to strengthen the Company.

NOTE 2 – GOING CONCERN ANALYSIS

Management Plans

The Company was incorporated on September 28, 2017 and has not generated significant revenues to date. During the year ended December 31, 2023, the Company had a net loss of $32,390,447 and negative cash flow from operating activities of $18,576,811. As of December 31, 2023, the Company’s cash balance was $97,102.

As of December 31, 2023, the Company had approximately $1.8 million of availability to sell under its shelf registration statement on Form S-3. Upon the filing of the Company’s annual report on Form 10-K on April 17, 2023, the Company’s aggregate market value of the voting and non-voting equity held by non-affiliates was below $75.0 million. As a result, the maximum amount that the Company can sell under its shelf registration statement on Form S-3 during any 12 month period is equal to one-third of the aggregate market value of the voting and non-voting equity held by non-affiliates of the Company.

On November 21, 2023, the Company received written notice from Nasdaq that we had regained compliance with the Public Float Rule. On December 29, 2023, the Company received written notice from Nasdaq that we had regained compliance with the Stockholders’ Equity Rule but will be subject to a Mandatory Panel Monitor for a period of one year.

If we are delisted from Nasdaq, but obtain a substitute listing for our common stock, it will likely be on a market with less liquidity, and therefore experience potentially more price volatility than experienced on Nasdaq. Stockholders may not be able to sell their shares of common stock on any such substitute market in the quantities, at the times, or at the prices that could potentially be available on a more liquid trading market. As a result of these factors, if our common stock is delisted from Nasdaq, the value and liquidity of our common stock, warrants and pre-funded warrants would likely be significantly adversely affected. A delisting of our common stock from Nasdaq could also adversely affect our ability to obtain financing for our operations and/or result in a loss of confidence by investors, employees and/or business partners.

The Company continues to actively pursue numerous capital raising transactions with the objective of obtaining sufficient bridge funding to meet the Company’s existing capital needs as well as more substantial capital raises to meet the Company’s longer-term needs.

In addition, factors such as stock price, volatility, trading volume, market conditions, demand and regulatory requirements may adversely affect the Company’s ability to raise capital in an efficient manner. Because of these factors, the Company believes that this creates substantial doubt with the Company’s ability to continue as a going concern.

In addition to the shelf registration, the Company has the ability to raise capital from equity or debt through private placements or public offerings pursuant to a registration statement on Form S-1. We may also secure loans from related parties.

The financial statements included in this report do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein. The Company’s ability to continue as a going concern is dependent upon the ability to complete clinical studies and implement the business plan, generate sufficient revenues and to control operating expenses. In addition, the Company is consistently focused on raising capital, strategic acquisitions and alliances, and other initiatives to strengthen the Company.